Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 250,470	$ 179,447
Short-term investments	3,008	6,570
Restricted cash	35,574	35,441
Trade receivables	75,892	75,899
Inventories:
Ore stockpiles	26,537	28,155
Concentrates and dore bars	65,211	57,528
Supplies	175,100	182,389
Income taxes recoverable		371
Available-for-sale securities (note 7)	76,525	145,411
Other current assets	100,575	110,369
Total current assets	808,892	821,580
Other assets	86,200	88,048
Goodwill	229,279	229,279
Property, plant and mine development	3,943,179	3,895,355
TOTAL ASSETS	5,067,550	5,034,262
Current
Accounts payable and accrued liabilities	215,408	203,547
Environmental remediation liability (note 12)	32,953	26,069
Interest payable	9,301	9,356
Income taxes payable	43,882
Capital lease obligations	12,176	11,068
Fair value of derivative financial instruments (note 9)	4,129	4,404
Total current liabilities	317,849	254,444
Long-term debt (note 8)	830,000	920,095
Reclamation provision and other liabilities	118,072	145,988
Deferred income and mining tax liabilities	527,818	498,572
SHAREHOLDERS' EQUITY
Common shares (note 5) Outstanding - 171,443,385 common shares issued, less 273,980 shares held in trust	3,194,581	3,181,381
Stock options (note 6)	137,879	117,694
Warrants	24,858	24,858
Contributed surplus	15,665	15,166
Deficit	(75,505)	(129,021)
Accumulated other comprehensive loss	(23,667)	(7,106)
Total common shareholders' equity	3,273,811	3,202,972
Non-controlling interest		12,191
Total shareholders' equity	3,273,811	3,215,163
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,067,550	$ 5,034,262

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common shares, Issued	171,443,385	171,443,385
Treasury shares, held in trust	273,980	273,980

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUES
Revenues from mining operations	$ 459,561	$ 433,691	$ 932,495	$ 845,759
COSTS, EXPENSES AND OTHER INCOME
Production	219,906	212,754	434,941	411,321
Exploration and corporate development	34,286	17,289	57,394	34,267
Amortization of property, plant and mine development	66,310	59,235	130,863	121,164
General and administrative	32,015	24,122	65,943	59,274
Impairment loss on available-for-sale securities	11,581		11,581
Provincial capital tax	4,001		4,001
Interest expense	14,220	13,989	28,667	27,997
Interest and sundry expense (income)	23	224	(246)	(24)
Loss (gain) on derivative financial instruments	4,321	(981)	3,426	(2,332)
Loss (gain) on sale of available-for-sale securities (note 7)	6,731	(420)	6,731	(4,814)
Foreign currency translation loss (gain)	(11,009)	2,713	4,508	16,778
Income before income and mining taxes	77,176	104,766	184,686	182,128
Income and mining taxes	33,904	35,941	62,866	68,039
Net income for the period	43,272	68,825	121,820	114,089
Net income per share - basic (note 5) (in dollars per share)	$ 0.25	$ 0.41	$ 0.71	$ 0.68
Net income per share - diluted (note 5) (in dollars per share)	$ 0.25	$ 0.4	$ 0.71	$ 0.66
Cash dividends declared per common share (in dollars per share)			$ 0.4
Comprehensive income
Net income for the period	43,272	68,825	121,820	114,089
Other comprehensive loss:
Unrealized gain (loss) on derivative financial instrument hedging activities	(5,540)		1,734
Adjustments for derivative financial instruments settled during the period	527		17
Unrealized gain (loss) on available-for-sale securities	(10,477)	(3,492)	(25,496)	3,575
Adjustments for realized loss (gain) on available-for-sale securities due to dispositions during the period	6,731	(420)	6,731	(4,814)
Change in unrealized gain on pension liability	1,051	110	1,603	220
Tax effect of other comprehensive income (loss) items	1,022	535	(1,150)	(45)
Other comprehensive loss for the period	(6,686)	(3,267)	(16,561)	(1,064)
Comprehensive income for the period	$ 36,586	$ 65,558	$ 105,259	$ 113,025

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Dec. 31, 2010		$ 3,078,217	$ 78,554	$ 24,858	$ 15,166	$ 440,265	$ 28,390
Balance (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		11,163	(2,250)
Shares issued under employee stock option plan (in shares)		217,388
Stock options			26,835
Shares issued under the incentive share purchase plan		9,608
Shares issued under the incentive share purchase plan (in shares)		146,546
Shares issued under the Company's dividend reinvestment plan		4,943
Shares issued under the Company's dividend reinvestment plan (in shares)		80,331
Net income for the period						114,089
Other comprehensive loss for the period	(1,064)						(1,064)
Restricted share unit plan		(1,790)
Restricted share unit plan (in shares)		(22,800)
Balance at Jun. 30, 2011		3,102,141	103,139	24,858	15,166	554,354	27,326
Balance (in shares) at Jun. 30, 2011		169,141,820
Balance at Dec. 31, 2011	3,215,163	3,181,381	117,694	24,858	15,166	(129,021)	(7,106)	12,191
Balance (in shares) at Dec. 31, 2011	171,443,385	170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		677	(126)
Shares issued under employee stock option plan (in shares)		15,250
Stock options			20,311
Shares issued under the incentive share purchase plan		10,590
Shares issued under the incentive share purchase plan (in shares)		289,212
Shares issued under the Company's dividend reinvestment plan		7,570
Shares issued under the Company's dividend reinvestment plan (in shares)		210,378
Shares issued for purchase of mining property		2,447			499
Shares issued for purchase of mining property (in shares)		68,941
Non-controlling interest eliminated upon acquisition								(12,191)
Net income for the period						121,820
Dividends declared ($0.40 per share)						(68,304)
Other comprehensive loss for the period	(16,561)						(16,561)
Restricted share unit plan		(8,084)
Restricted share unit plan (in shares)		(228,112)
Balance at Jun. 30, 2012	$ 3,273,811	$ 3,194,581	$ 137,879	$ 24,858	$ 15,665	$ (75,505)	$ (23,667)
Balance (in shares) at Jun. 30, 2012	171,443,385	171,169,405

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	6 Months Ended
Jun. 30, 2012
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared (in dollars per share)	$ 0.4

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating activities
Net income for the period	$ 43,272	$ 68,825	$ 121,820	$ 114,089
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	66,310	59,235	130,863	121,164
Deferred income and mining taxes	15,069	17,035	25,389	25,914
Loss (gain) on available-for-sale securities and derivative financial instruments	24,139	(534)	23,244	(6,962)
Stock-based compensation	11,296	10,465	27,068	31,491
Foreign currency translation loss (gain)	(11,009)	2,713	4,508	16,778
Other	(1,016)	3,957	2,678	9,892
Adjustment for settlement of environmental remediation	(6,059)		(12,291)
Changes in non-cash working capital balances:
Trade receivables	15,000	6,745	7	48,128
Income taxes (payable) recoverable	24,013	550	43,882	(12,507)
Inventories	(9,295)	(37,667)	2,254	(54,262)
Other current assets	(8,955)	(9,525)	9,855	(5,059)
Accounts payable and accrued liabilities	41,209	51,727	11,357	48,856
Interest payable	(9,892)	(10,705)	(55)	65
Cash provided by operating activities	194,082	162,821	390,579	337,587
Investing activities
Additions to property, plant and mine development	(104,368)	(114,402)	(180,363)	(211,251)
Acquisition of Grayd Resource Corporation (note 13)			(9,322)
Decrease in short-term investments	2,983	1,904	3,562	4,105
Net proceeds on available-for-sale securities and other	30,732	566	30,732	9,330
Purchase of available-for-sale securities		(2,720)	(2,003)	(7,285)
Decrease (increase) in restricted cash	2,034	(1,521)	(133)	(1,029)
Cash used in investing activities	(68,619)	(116,173)	(157,527)	(206,130)
Financing activities
Dividends paid	(30,283)	(23,313)	(60,798)	(49,133)
Repayment of capital lease obligations	(2,744)	(4,186)	(5,856)	(7,239)
Proceeds from long-term debt	255,000	80,000	255,000	80,000
Repayment of long-term debt	(255,000)	(80,000)	(345,000)	(130,000)
Long-term debt financing costs	(327)		(327)
Repurchase of common shares for restricted share unit plan			(12,031)	(3,723)
Common shares issued	4,096	5,319	7,676	15,350
Cash used in financing activities	(29,258)	(22,180)	(161,336)	(94,745)
Effect of exchange rate changes on cash and cash equivalents	(1,211)	49	(693)	678
Net increase in cash and cash equivalents during the period	94,994	24,517	71,023	37,390
Cash and cash equivalents, beginning of period	155,476	108,433	179,447	95,560
Cash and cash equivalents, end of period	250,470	132,950	250,470	132,950
Supplemental cash flow information
Interest paid	23,887	23,075	27,980	26,304
Income and mining taxes paid	$ 1,286	$ 14,537	$ 5,591	$ 49,756

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying unaudited interim consolidated financial statements of Agnico-Eagle Mines Limited ("Agnico-Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("US GAAP") in US dollars. They do not include all of the disclosures required by US GAAP for annual financial statements. Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the fiscal 2011 audited annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2011. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at June 30, 2012 and the results of operations and cash flows for the three and six months ended June 30, 2012 and June 30, 2011.

  Operating results for the three and six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.

USE OF ESTIMATES	6 Months Ended
Jun. 30, 2012
USE OF ESTIMATES
USE OF ESTIMATES

2.     USE OF ESTIMATES

  The preparation of the interim consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the interim consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the interim consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2011 audited annual consolidated financial statements except for the changes discussed below.

  Recently Adopted Accounting Pronouncements

  Fair Value Accounting

  In May 2011, Accounting Standards Codification ("ASC") guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2012, had no impact on the Company's financial position, results of operations or cash flows.

  Comprehensive Income

  In June 2011, ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update requires certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. In December 2011, updated guidance was issued to defer the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income until the Financial Accounting Standards Board ("FASB") is able to reconsider those paragraphs. Adoption of the portion of this updated guidance effective for the Company's fiscal year beginning January 1, 2012 had no impact on the Company's financial position, results of operations or cash flows.

  Goodwill Impairment

  In September 2011, ASC guidance was issued related to testing goodwill for impairment. Under the updated guidance, entities are permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test per Topic 350. Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, then the second step of the test would be performed to measure the amount of the impairment loss, if any. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2012, had no impact on the Company's financial position, results of operations or cash flows.

  Recently Issued Accounting Pronouncements and Developments

  Disclosures about Offsetting Assets and Liabilities

  In November 2011, ASC guidance was issued related to disclosures around offsetting financial instrument and derivative instrument assets and liabilities. Under the updated guidance, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statements of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The update is effective for the Company's fiscal year beginning January 1, 2013. Agnico-Eagle is evaluating the potential impact of adopting this guidance on the Company's consolidated financial position, results of operations and cash flows.

FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  ASC 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under US GAAP, and requires expanded disclosures about fair value measurements. The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification are as follows:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table summarizes the Company's financial assets measured at fair value as at June 30, 2012 within the fair value hierarchy:

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(i)	$7,153	$—	$7,153	$—
Available-for-sale securities(ii)	76,525	76,525	—	—
Trade receivables(iii)	75,892	—	75,892	—
Fair value of derivative financial instruments(iv)	707	—	707	—

	$160,277	$76,525	$83,752	$—

Financial liabilities:
Fair value of derivative financial instruments(v)	$4,836	$—	$4,836	$—

  (i)
  Fair value approximates the carrying amounts of cash equivalents and short-term investments due to their short-term nature (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).
  (iii)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (iv)
  Recorded at fair value using external pricing service providers with observable inputs (classified within Level 2 of the fair value hierarchy).

  (v)
  Recorded at fair value based on broker-dealer quotations (classified within Level 2 of the fair value hierarchy)

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are held to maturity and are valued using interest rates observable at commonly quoted intervals. Cash equivalents are market securities with remaining maturities of three months or less at the date of purchase. The short-term investments are market securities with remaining maturities of greater than three months at the date of purchase.

  The Company's available-for-sale securities that are recorded at fair value using quoted market prices are classified as Level 1 of the fair value hierarchy.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim consolidated statements of income and comprehensive income and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.

SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the first quarter of 2009, the Company implemented a restricted share unit ("RSU") plan for certain employees. Effective January 1, 2012 the RSU plan was amended to include Directors and Senior Executives of Agnico-Eagle. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period of two to three years.

  During the first quarter of 2012, the Company funded the RSU plan by transferring $12.0 million (2011 — $3.7 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. Compensation cost for the RSU plan incorporates an expected forfeiture rate. The forfeiture rate is estimated based on the Company's historical employee turnover rates and expectations of future forfeiture rates that incorporate various factors that include historical employee stock option plan forfeiture rates. For the years 2009 through 2012, the impact of forfeitures was not material. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust are eliminated. The shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations. They are included in the basic EPS calculations once they have vested. All of the unvested shares held by the Trust are included in the diluted EPS calculations.

  The following table summarizes the maximum number of common shares that would be outstanding if all instruments outstanding at June 30, 2012 were exercised:

Common shares outstanding at June 30, 2012	171,169,405
Employees' stock options	11,592,401
Warrants	8,600,000
Restricted share unit plan	273,980

191,635,786

  During the six months ended June 30, 2012, 3,251,000 (2011 — 2,593,785) options were granted with a weighted average exercise price of C$36.98 (2011 — C$76.46), 15,250 (2011 — 217,388) employee stock options were exercised for cash of $0.6 million (2011 — $8.9 million), 120,750 (2011 — 91,750) options were cancelled with a weighted average exercise price of C$60.37 (2011 — C$66.87) and 481,650 (2011 — nil) options expired with a weighted average exercise price of C$47.49 (2011 — nil).

  During the three months ended June 30, 2012, 23,000 (2011 — 19,000) options were granted with a weighted average exercise price of C$39.46 (2011 — C$63.39), 15,250 (2011 — 53,169) employee stock options were exercised for cash of $0.6 million (2011 — $2.1 million), 30,750 (2011 — nil) options were cancelled with a weighted average exercise price of C$60.56 (2011 — nil) and 32,500 (2011 — nil) options expired with a weighted average exercise price of C$39.18 (2011 — nil).

  The following table summarizes the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income for the period	$43,272	$68,825	$121,820	$114,089

Weighted average number of common shares outstanding — basic (in thousands)	170,985	169,029	170,937	168,949
Add: Dilutive impact of employee stock options	—	1,087	—	1,087
Dilutive impact of warrants	—	2,266	—	2,530
Dilutive impact of shares related to RSU plan	294	66	211	66

Weighted average number of common shares outstanding — diluted (in thousands)	171,279	172,448	171,148	172,632

Net income per share — basic	$0.25	$0.41	$0.71	$0.68

Net income per share — diluted	$0.25	$0.40	$0.71	$0.66

  The calculation of diluted net income per share has been computed using the treasury stock method.

  For the three and six months ended June 30, 2012, all employee stock options and warrants were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

  For the three and six months ended June 30, 2011, 2,046,346 and 718,696 employee stock options were excluded from the computation of diluted weighted average common shares, respectively, because their effect would have been anti-dilutive. For the three and six months ended June 30, 2011, all of the Company's warrants were dilutive and were included in the computation of diluted weighted average common shares.

STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following continuity summarizes activity with respect to the Company's outstanding stock options:

	Six Months Ended June 30, 2012
	Number of Options	Weighted average exercise price
Outstanding, beginning of period	8,959,051	C$	62.88
Granted	3,251,000		36.98
Exercised	(15,250)		37.05
Forfeited	(120,750)		60.37
Expired	(481,650)		47.49

Outstanding, end of period	11,592,401	C$	56.32

Options exercisable at end of period	7,209,989	C$	59.20

  For the six months ended June 30, 2012 and June 30, 2011, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Six Months Ended June 30,
	2012	2011
Risk-free interest rate	1.25%	1.96%
Expected life of options (in years)	2.8	2.5
Expected volatility of Agnico-Eagle's share price	37.5%	34.6%
Expected dividend yield	2.17%	0.88%

AVAILABLE-FOR-SALE SECURITIES	6 Months Ended
Jun. 30, 2012
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended June 30, 2012, the Company received proceeds of $30.7 million (2011 — $0.5 million) and recognized a loss before income taxes of $6.7 million (2011 — $0.4 million gain) on the sale of certain available-for-sale securities.

  During the six months ended June 30, 2012, the Company received proceeds of $30.7 (2011 — $9.3 million) and recognized a loss before income taxes of $6.7 million (2011 — $4.8 million gain) on the sale of certain available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at June 30, 2012	As at December 31, 2011
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$31,005	$127,344
Unrealized gains in accumulated other comprehensive loss	1,896	16,408

Estimated fair value	32,901	143,752

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	47,867	1,717
Unrealized losses in accumulated other comprehensive loss	(4,243)	(58)

Estimated fair value	43,624	1,659

Total estimated fair value of available-for-sale securities	$76,525	$145,411

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the three months ended June 30, 2012, certain investments fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. As a result of these evaluations, the Company recorded an $11.6 million impairment loss on certain available-for-sale securities during the three months ended June 30, 2012 that were considered other-than-temporarily impaired.

  At June 30, 2012, the fair value of investments in an unrealized loss position, after recording $4.2 million in other-than-temporary impairment losses, was $43.6 million. The Company also evaluated these securities in relation to the severity and duration (less than three months in all cases) of the impairment. Based on that evaluation and the Company's ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired as at June 30, 2012.

LONG-TERM DEBT	6 Months Ended
Jun. 30, 2012
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  On April 7, 2010, the Company closed a private placement consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 with a weighted average maturity of 9.84 years and weighted average yield of 6.59%. The 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to the mining business and the ability of material and certain other subsidiaries of the Company to incur indebtedness. The 2010 Notes also require the Company to maintain the same financial ratios and same minimum tangible net worth as under the Credit Facility. The Company was in compliance with these covenants as at June 30, 2012.

  On August 4, 2011, the Company amended and restated its Credit Facility. The total amount available under the Credit Facility remains unchanged at $1.2 billion; however, the maturity date was extended from June 22, 2014 to June 22, 2016. The Credit Facility contains covenants that restrict, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business. The Company is also required to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth. The Company was in compliance with these covenants as at June 30, 2012. During the three months ended June 30, 2012, the Company repaid nil, net, on the Credit Facility (2011 — repaid nil, net). At June 30, 2012, the Credit Facility was drawn down by $230.0 million (December 31, 2011 — $320.0 million).

  Total long-term debt interest costs incurred during the three and six months ended June 30, 2012 was $10.9 million (2011 — $10.3 million) and $22.4 million (2011 — $20.3 million), respectively. Total interest costs capitalized to property, plant and mine development for the three and six months ended June 30, 2012 was $0.3 million (2011 — $0.2 million) and $0.5 million (2011 — $0.2 million), respectively. The outstanding long-term debt balance as at June 30, 2012 relates to the $600.0 million in outstanding notes and the $230.0 million outstanding on the Credit Facility.

FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

9.     FINANCIAL INSTRUMENTS

  Currency Risk Management

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2012.

  As at June 30, 2012, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging, hedged $150.0 million of 2012 expenditures. $25.0 million will expire each month during 2012 at an average rate of US$1.00 = C$1.01. There were no similar effective foreign exchange forward contracts during the three and six months ended June 30, 2011. The effective hedges that expired for the three and six months ended June 30, 2012 resulted in a net realized loss of $0.5 million and nil, respectively. As of June 30, 2012, the Company recognized a mark-to-market loss of $2.3 million in Accumulated other comprehensive loss ("AOCL"). Amounts deferred in AOCL are reclassified to Production costs, as applicable, when the derivative financial instrument has settled.

  In March 2011, the Company entered into a foreign exchange forward contract at a rate of US$1.00 = C$0.99 with an ineffective cash flow hedging relationship that did not qualify for hedge accounting. There were no forward contracts with ineffective cash flow hedging relationships purchased or outstanding during the three and six months ended June 30, 2012. The risk hedged in 2011 was the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represented a portion of the unhedged forecasted Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011. In 2011, the forward contract hedged $90.0 million of 2011 expenditures. $10.0 million was scheduled to expire each month starting in April 2011 and to be completely expired by December 31, 2011. The ineffective hedges that expired during the second quarter of 2011 resulted in a realized gain of $0.9 million for the three and six months ended June 30, 2011. As of June 30, 2011, the Company recognized a mark-to-market gain of $1.4 million in the Loss (gain) on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income.

  Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing of the currency hedged to calculate fair value.

  The Company's other foreign currency derivative strategies in 2012 and 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding on June 30, 2012 or June 30, 2011. For the three and six months ended June 30, 2012, the Company's foreign currency derivative financial instruments generated $0.6 million and $1.0 million, respectively, (2011 — $1.2 million and $2.5 million, respectively) in call option premiums that were recognized in the Loss (gain) on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income.

  Commodity Price Risk Management

  During the three and six months ended June 30, 2012, the Company recorded intra-quarter zinc derivative financial instruments realized gains of nil and $0.5 million, respectively, (2011 — nil) that were recognized in the Loss (gain) on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income. There were no intra-quarter zinc derivative financial instruments outstanding at June 30, 2012 and no intra-quarter zinc derivative financial instruments were purchased during the three and six months ended June 30, 2011.

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde mine's 2011 production. The purchase of zinc put options was financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company was nil. All zinc financial instruments expired or were realized in 2011. There were no zinc zero-cost collars purchased or outstanding during the three or six months ended June 30, 2012.

  In 2011, a total of 20,000 metric tonnes of zinc call options were written at a strike price of $2,500 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. A total of 20,000 metric tonnes of zinc put options were purchased at a strike price of $2,200 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 per metric tonne. These contracts did not qualify for hedge accounting. Gains or losses, along with mark-to-market adjustments were recognized in the Loss (gain) on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income. The options that expired during the three months ended June 30, 2011 expired out of the money. The options that expired during the six months ended June 30, 2011 resulted in a realized gain of $0.1 million. As at June 30, 2011, the Company recorded an unrealized mark-to-market gain of $0.7 million relating to zinc derivative financial instruments.

  The Company recognized a gain of nil on intra-quarter silver derivative financial instruments associated with timing of sales of silver products during the three and six months ended June 30, 2012 (2011 — losses of $1.3 million and $3.4 million, respectively) that were recognized in the Loss (gain) on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income. There were no silver financial instruments purchased or outstanding during the three and six months ended June 30, 2012.

  In the second quarter of 2012, to mitigate the risks associated with fluctuating diesel fuel prices, the Company entered into financial contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. Financial contracts expiring in 2012 and totaling 9.5 million gallons of heating oil were entered into at an average price of $2.97 per gallon, which is approximately 55% of Meadowbank's expected 2012 diesel fuel exposure. In addition, financial contracts expiring in 2013 and totaling 0.5 million gallons of heating oil were entered into at an average price of $2.45 per gallon, which is approximately 3% of Meadowbank's expected 2013 diesel fuel exposure. The contracts expiring in 2012 did not qualify for hedge accounting and the related $2.5 million mark-to-market loss as at June 30, 2012 was recognized in the Loss (gain) on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income. The contracts expiring in 2013 did qualify for hedge accounting and the related nil market-to-market gain as at June 30, 2012 was recognized in AOCL. No heating oil financial contracts expired during the first six months ended June 30, 2012 and no similar derivative financial instruments existed for the Company in 2011. Amounts deferred in AOCL are reclassified to Production costs, as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  The fair value of the Company's derivative financial instruments are reported on the Fair value of derivative financial instruments line item of the interim consolidated balance sheets.

  The following table summarizes the changes in the Accumulated other comprehensive income (loss) balances recorded in the interim consolidated financial statements pertaining to derivative financial instrument hedging activities:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Accumulated other comprehensive income (loss), beginning of period	$2,360	$—	$(4,404)	$—
Adjustments for derivative financial instruments settled during the period(i)	527	—	17	—
Other comprehensive (loss) gain — foreign exchange derivative financial instruments	(5,192)	—	2,082	—
Other comprehensive gain — heating oil derivative financial instruments	46	—	46	—
Other comprehensive loss — other derivative financial instruments	(394)	—	(394)	—

Accumulated other comprehensive loss, end of period	$(2,653)	$—	$(2,653)	$—

  (i)
  Amounts deferred in AOCL, are reclassified to Production costs, as applicable, when the derivative financial instrument has settled.

  The following table summarizes the amounts recognized in the Loss (gain) on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Premiums realized on written foreign exchange call options	$608	$1,189	$1,027	$2,549
Realized gain on derivative financial instruments settled during the period	—	879	—	879
Mark-to-market (loss) gain on foreign exchange derivative financial instruments	—	(115)	—	1,433
Realized gain on zinc derivative financial instruments	—	149	476	149
Mark-to-market gain on zinc derivative financial instruments	—	209	—	725
Realized loss on silver derivative financial instruments	—	(1,330)	—	(3,403)
Loss on heating oil derivative financial instruments and other	(4,929)	—	(4,929)	—

(Loss) gain on derivative financial instruments	$(4,321)	$981	$(3,426)	$2,332

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

10.   COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at June 30, 2012, the total amount of these guarantees was $129.2 million.

SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

11.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional Office
Europe:	Kittila mine
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration offices, and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the interim consolidated balance sheets at June 30, 2012, $200.1 million relates to the Meliadine project that is a component of the Canada segment and $29.2 million relates to the La India project that is a component of the Latin America segment.

  Corporate Head Office assets are included in the "Canada" segment and specific corporate income and expense items are noted separately below.

  The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011. The LaRonde mine extension achieved commercial production on December 1, 2011.

Three Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$283,851	$155,572	$48,799	$12,250	$(6,946)	$74,176
Europe	55,004	23,515	7,056	—	152	24,281
Latin America	120,706	40,819	10,455	—	(3,953)	73,385
Exploration	—	—	—	22,036	(262)	(21,774)

	$459,561	$219,906	$66,310	$34,286	$(11,009)	$150,068

Segment income						$150,068
Corporate and Other:
Interest and sundry expense						(23)
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(4,321)
General and administrative						(32,015)
Provincial capital tax						(4,001)
Interest expense						(14,220)

Income before income and mining taxes						$77,176

Three Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$298,143	$148,231	$45,870	$—	$1,383	$102,659
Europe	44,895	26,192	5,509	—	(76)	13,270
Latin America	90,653	38,331	7,856	—	772	43,694
Exploration	—	—	—	17,289	634	(17,923)

	$433,691	$212,754	$59,235	$17,289	$2,713	$141,700

Segment income						$141,700
Corporate and Other:
Interest and sundry expense						(224)
Gain on sale of available-for-sale securities						420
Gain on derivative financial instruments						981
General and administrative						(24,122)
Interest expense						(13,989)

Income before income and mining taxes						$104,766

Six Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$577,410	$309,416	$95,904	$23,963	$1,667	$146,460
Europe	130,083	49,545	14,451	—	1,216	64,871
Latin America	225,002	75,980	20,508	—	1,791	126,723
Exploration	—	—	—	33,431	(166)	(33,265)

	$932,495	$434,941	$130,863	$57,394	$4,508	$304,789

Segment income						$304,789
Corporate and Other:
Interest and sundry income						246
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(3,426)
General and administrative						(65,943)
Provincial capital tax						(4,001)
Interest expense						(28,667)

Income before income and mining taxes						$184,686

Six Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$575,714	$287,391	$92,971	$—	$11,688	$183,664
Europe	101,226	54,692	12,777	—	3,787	29,970
Latin America	168,819	69,238	15,416	—	669	83,496
Exploration	—	—	—	34,267	634	(34,901)

	$845,759	$411,321	$121,164	$34,267	$16,778	$262,229

Segment income						$262,229
Corporate and Other:
Interest and sundry income						24
Gain on sale of available-for-sale securities						4,814
Gain on derivative financial instruments						2,332
General and administrative						(59,274)
Interest expense						(27,997)

Income before income and mining taxes						$182,128

	Total Assets as at
	June 30, 2012	December 31, 2011
Canada	$3,224,312	$3,205,158
Europe	813,156	771,714
Latin America	984,590	1,020,078
Exploration	45,492	37,312

	$5,067,550	$5,034,262

ENVIRONMENTAL REMEDIATION LIABILITY	6 Months Ended
Jun. 30, 2012
ENVIRONMENTAL REMEDIATION LIABILITY
ENVIRONMENTAL REMEDIATION LIABILITY

12.   ENVIRONMENTAL REMEDIATION LIABILITY

  Due to the suspension of mining operations at the Goldex mine on October 19, 2011, an environmental remediation liability was recognized. During the three months ended June 30, 2012, the Company incurred $6.1 million in remediation costs that were applied against the environmental remediation liability recognized in 2011. As at June 30, 2012, the remaining Goldex mine environmental remediation liability was $33.0 million and was classified as a current liability. The Company's other non-Goldex mine related accrued reclamation and closure costs are long-term in nature and thus no portion of these costs has been classified as current liabilities. The environmental remediation liability for the anticipated costs of remediation associated with the Company's Goldex mine requires management to make estimates and judgments that affect the reported amount. In making judgments in accordance with US GAAP, the Company uses estimates based on historical experience and various assumptions that are considered reasonable in the circumstances. Actual results may differ from these estimates. The Goldex mine is part of the "Canada" segment as shown in Note 11.

ACQUISITIONS	6 Months Ended
Jun. 30, 2012
ACQUISITIONS
ACQUISITIONS

13.   ACQUISITIONS

  On November 18, 2011, the Company acquired 94.77% of the outstanding shares of Grayd Resource Corporation ("Grayd"), on a fully-diluted basis, by way of a take-over bid. The November 18, 2011 purchase price of $222.1 million was comprised of $166.0 million in cash and 1,250,477 newly issued Agnico-Eagle shares. The acquisition was accounted for as a business combination and goodwill of $29.2 million was recognized on the Company's consolidated balance sheets.

  On January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2012 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico-Eagle shares valued at $2.4 million. The non-controlling interest as reported on the December 31, 2011 consolidated balance sheets of the Company has now been eliminated as a result of this transaction.

GENERAL AND ADMINISTRATIVE	6 Months Ended
Jun. 30, 2012
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

14.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million, and recognized an insurance receivable for $11.2 million. The difference of $3.1 million was recognized in the General and administrative line item of the interim consolidated statements of income and comprehensive income during the three months ended March 31, 2011.

  During the subsequent months of 2011, the Company received $2.4 million of insurance proceeds and had a remaining insurance receivable of $8.8 million as at December 31, 2011 within the Other current assets line item of the interim consolidated balance sheets. During the first six months of 2012, the Company received $2.3 million of insurance proceeds and had a remaining insurance receivable of $6.5 million as at June 30, 2012.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.   SUBSEQUENT EVENTS

  On July 20, 2012, the Company amended and restated its Credit Facility. The total amount available under the Credit Facility remains unchanged at $1.2 billion; however, the maturity date was extended from June 22, 2016 to June 22, 2017. Pricing terms were amended to reflect improved current market conditions.

  On July 24, 2012, the Company closed a private placement consisting of $200.0 million of guaranteed senior unsecured notes due in 2022 and 2024 (the "2012 Notes") with a weighted average maturity of 11.0 years and weighted average yield of 4.95%. The 2012 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to the mining business and the ability of material and certain other subsidiaries of the Company to incur indebtedness. The 2012 Notes also require the Company to maintain the same financial ratios and same minimum tangible net worth as under the Credit Facility and 2010 Notes. The 2012 Notes are permissible debt under the Credit Facility.

  On July 25, 2012, Agnico-Eagle announced that the Board of Directors approved the payment of a quarterly cash dividend of $0.20 per common share, payable on September 17, 2012 to holders of record of the common shares of the Company on September 4, 2012.

SECURITIES CLASS ACTION LAWSUITS	6 Months Ended
Jun. 30, 2012
SECURITIES CLASS ACTION LAWSUITS
SECURITIES CLASS ACTION LAWSUITS

16.   SECURITIES CLASS ACTION LAWSUITS

  On November 7 and 22, 2011, the Company and certain current and former officers who also are, or were, directors were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., which were filed in the United States District Court for the Southern District of New York. On February 6, 2012, the court entered an order consolidating the actions under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation and appointed a lead plaintiff (not one of the plaintiffs who filed the original complaints). On April 6, 2012, the lead plaintiff served its Consolidated Complaint (the "Complaint"). The Complaint names the Company, its current chief executive officer and its former president and chief operating officer as defendants and purports to be brought on behalf of all persons and entities who purchased or otherwise acquired the Company's publicly traded securities in the United States or on a U.S. exchange during the period July 28, 2010 through October 19, 2011 (the "Class Period"). The Complaint alleges, among other things, that defendants violated U.S. securities laws by misrepresenting the Company's gold reserves and the status, ability to operate and projected production of its Goldex mine. The Complaint seeks, among other things, (i) a determination that the action is a proper class action and (ii) an award of unspecified damages, attorneys' fees and expenses. On June 6, 2012, the Company and the other defendants filed a motion, pursuant to the Private Securities Litigation Reform Act and Rules 9(b) and 12(b)(6) of the Federal Rules of Civil Procedure, to dismiss the Consolidated Complaint, for failure to state a claim upon which relief could be granted. The plaintiff has not yet responded to the motion.

  On March 8, 2012 and April 10, 2012 a Notice of Action and Statement of Claim under the laws of the Province of Ontario (collectively, the "Ontario Claim") were issued by William Leslie AFA Livforsakringsaktiebolag and certain other entities against the Company and certain current and former officers, two of whom also are, or were, directors. The Ontario Claim, which has now been served, alleges that the Company's public disclosure concerning water flow issues at its Goldex mine was misleading. The Ontario Claim was issued by the plaintiffs on behalf of all persons and entities who acquired securities of the Company during the period March 26, 2010 to October 19, 2011. The plaintiffs seek, among other things, damages of $250.0 million and to certify the Ontario Claim as a class action. The Company intends to vigorously defend the Ontario Claim.

  On March 28, 2012, a Motion for Leave to Institute a Class Action and for the Appointment of a Representative Plaintiff under the laws of the Province of Quebec was issued against the Company and certain current and former officers, two of whom also are, or were, directors in the Quebec Superior Court (the "Quebec Action"). The Quebec Action, which has now been served, is on behalf of all persons and entities who acquired securities of the Company between March 26, 2010 and October 19, 2011. The plaintiffs in the Quebec Action seek damages arising as a result of allegedly misleading disclosure by the Company concerning its operations at the Goldex mine. The Company intends to vigorously defend the action.

COMPARATIVE FIGURES	6 Months Ended
Jun. 30, 2012
COMPARATIVE FIGURES
COMPARATIVE FIGURES

17.   COMPARATIVE FIGURES

  Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2012 interim consolidated financial statements.

FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2012
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(i)	$7,153	$—	$7,153	$—
Available-for-sale securities(ii)	76,525	76,525	—	—
Trade receivables(iii)	75,892	—	75,892	—
Fair value of derivative financial instruments(iv)	707	—	707	—

	$160,277	$76,525	$83,752	$—

Financial liabilities:
Fair value of derivative financial instruments(v)	$4,836	$—	$4,836	$—

  (i)
  Fair value approximates the carrying amounts of cash equivalents and short-term investments due to their short-term nature (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).
  (iii)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (iv)
  Recorded at fair value using external pricing service providers with observable inputs (classified within Level 2 of the fair value hierarchy).

  (v)
  Recorded at fair value based on broker-dealer quotations (classified within Level 2 of the fair value hierarchy)

SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at June 30, 2012	171,169,405
Employees' stock options	11,592,401
Warrants	8,600,000
Restricted share unit plan	273,980

191,635,786

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income for the period	$43,272	$68,825	$121,820	$114,089

Weighted average number of common shares outstanding — basic (in thousands)	170,985	169,029	170,937	168,949
Add: Dilutive impact of employee stock options	—	1,087	—	1,087
Dilutive impact of warrants	—	2,266	—	2,530
Dilutive impact of shares related to RSU plan	294	66	211	66

Weighted average number of common shares outstanding — diluted (in thousands)	171,279	172,448	171,148	172,632

Net income per share — basic	$0.25	$0.41	$0.71	$0.68

Net income per share — diluted	$0.25	$0.40	$0.71	$0.66

STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2012
STOCK-BASED COMPENSATION
Stock option activity

	Six Months Ended June 30, 2012
	Number of Options	Weighted average exercise price
Outstanding, beginning of period	8,959,051	C$	62.88
Granted	3,251,000		36.98
Exercised	(15,250)		37.05
Forfeited	(120,750)		60.37
Expired	(481,650)		47.49

Outstanding, end of period	11,592,401	C$	56.32

Options exercisable at end of period	7,209,989	C$	59.20

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	Six Months Ended June 30,
	2012	2011
Risk-free interest rate	1.25%	1.96%
Expected life of options (in years)	2.8	2.5
Expected volatility of Agnico-Eagle's share price	37.5%	34.6%
Expected dividend yield	2.17%	0.88%

AVAILABLE-FOR-SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2012
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at June 30, 2012	As at December 31, 2011
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$31,005	$127,344
Unrealized gains in accumulated other comprehensive loss	1,896	16,408

Estimated fair value	32,901	143,752

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	47,867	1,717
Unrealized losses in accumulated other comprehensive loss	(4,243)	(58)

Estimated fair value	43,624	1,659

Total estimated fair value of available-for-sale securities	$76,525	$145,411

FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
FINANCIAL INSTRUMENTS
Changes in Accumulated other comprehensive income (loss) balances pertaining to foreign hedging activities

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Accumulated other comprehensive income (loss), beginning of period	$2,360	$—	$(4,404)	$—
Adjustments for derivative financial instruments settled during the period(i)	527	—	17	—
Other comprehensive (loss) gain — foreign exchange derivative financial instruments	(5,192)	—	2,082	—
Other comprehensive gain — heating oil derivative financial instruments	46	—	46	—
Other comprehensive loss — other derivative financial instruments	(394)	—	(394)	—

Accumulated other comprehensive loss, end of period	$(2,653)	$—	$(2,653)	$—

  (i)
  Amounts deferred in AOCL, are reclassified to Production costs, as applicable, when the derivative financial instrument has settled.

Summary of the amounts recognized in the "Gain on derivative financial instruments" line item of the interim Consolidated Statements of Income

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Premiums realized on written foreign exchange call options	$608	$1,189	$1,027	$2,549
Realized gain on derivative financial instruments settled during the period	—	879	—	879
Mark-to-market (loss) gain on foreign exchange derivative financial instruments	—	(115)	—	1,433
Realized gain on zinc derivative financial instruments	—	149	476	149
Mark-to-market gain on zinc derivative financial instruments	—	209	—	725
Realized loss on silver derivative financial instruments	—	(1,330)	—	(3,403)
Loss on heating oil derivative financial instruments and other	(4,929)	—	(4,929)	—

(Loss) gain on derivative financial instruments	$(4,321)	$981	$(3,426)	$2,332

SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$283,851	$155,572	$48,799	$12,250	$(6,946)	$74,176
Europe	55,004	23,515	7,056	—	152	24,281
Latin America	120,706	40,819	10,455	—	(3,953)	73,385
Exploration	—	—	—	22,036	(262)	(21,774)

	$459,561	$219,906	$66,310	$34,286	$(11,009)	$150,068

Segment income						$150,068
Corporate and Other:
Interest and sundry expense						(23)
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(4,321)
General and administrative						(32,015)
Provincial capital tax						(4,001)
Interest expense						(14,220)

Income before income and mining taxes						$77,176

Three Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$298,143	$148,231	$45,870	$—	$1,383	$102,659
Europe	44,895	26,192	5,509	—	(76)	13,270
Latin America	90,653	38,331	7,856	—	772	43,694
Exploration	—	—	—	17,289	634	(17,923)

	$433,691	$212,754	$59,235	$17,289	$2,713	$141,700

Segment income						$141,700
Corporate and Other:
Interest and sundry expense						(224)
Gain on sale of available-for-sale securities						420
Gain on derivative financial instruments						981
General and administrative						(24,122)
Interest expense						(13,989)

Income before income and mining taxes						$104,766

Six Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$577,410	$309,416	$95,904	$23,963	$1,667	$146,460
Europe	130,083	49,545	14,451	—	1,216	64,871
Latin America	225,002	75,980	20,508	—	1,791	126,723
Exploration	—	—	—	33,431	(166)	(33,265)

	$932,495	$434,941	$130,863	$57,394	$4,508	$304,789

Segment income						$304,789
Corporate and Other:
Interest and sundry income						246
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(3,426)
General and administrative						(65,943)
Provincial capital tax						(4,001)
Interest expense						(28,667)

Income before income and mining taxes						$184,686

Six Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$575,714	$287,391	$92,971	$—	$11,688	$183,664
Europe	101,226	54,692	12,777	—	3,787	29,970
Latin America	168,819	69,238	15,416	—	669	83,496
Exploration	—	—	—	34,267	634	(34,901)

	$845,759	$411,321	$121,164	$34,267	$16,778	$262,229

Segment income						$262,229
Corporate and Other:
Interest and sundry income						24
Gain on sale of available-for-sale securities						4,814
Gain on derivative financial instruments						2,332
General and administrative						(59,274)
Interest expense						(27,997)

Income before income and mining taxes						$182,128

Segment assets by geographical area

	Total Assets as at
	June 30, 2012	December 31, 2011
Canada	$3,224,312	$3,205,158
Europe	813,156	771,714
Latin America	984,590	1,020,078
Exploration	45,492	37,312

	$5,067,550	$5,034,262

FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 M
Total
Financial assets:
Cash equivalents and short-term investments	$ 7,153
Available-for-sale securities	76,525
Trade receivables	75,892
Fair value of derivative financial instruments	707
Total financial assets	160,277
Financial liabilities:
Fair value of derivative financial instruments	4,836
Maximum term of maturity from the date of purchase to classify marketable securities as cash equivalents (in months)	3
Minimum term of maturity from the date of purchase to classify marketable securities as short-term investments (in months)	3
Level 1
Financial assets:
Available-for-sale securities	76,525
Total financial assets	76,525
Level 2
Financial assets:
Cash equivalents and short-term investments	7,153
Trade receivables	75,892
Fair value of derivative financial instruments	707
Total financial assets	83,752
Financial liabilities:
Fair value of derivative financial instruments	$ 4,836

SHAREHOLDERS' EQUITY (Details)	3 Months Ended						6 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD	Mar. 31, 2012 USD ($) timesperyear	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CAD	Mar. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011	Jun. 30, 2012 Restricted Share Unit Plan Minimum	Jun. 30, 2012 Restricted Share Unit Plan Maximum
Share-based compensation arrangements
Term of options granted under ESOP										2 years	3 years
Amount transferred to an employee benefit trust to fund restricted share unit plan			$ 12,000,000			$ 3,700,000
Number of times per year the employee benefit trust is funded (in times per year)			1
Common shares outstanding at June 30, 2012	171,169,405	171,169,405
Employees' stock options (in shares)	11,592,401	11,592,401							8,959,051
Warrants (in shares)	8,600,000	8,600,000
Restricted share unit plan (in shares)	273,980	273,980
Maximum number of common shares (in shares)	191,635,786	191,635,786
Stock options granted (in shares)	23,000	23,000		19,000	19,000		3,251,000	2,593,785
Granted, weighted average exercise price (in Canadian dollars per share)		36.98			76.46
Stock options, weighted average exercised (in shares)	15,250	15,250		53,169	53,169		15,250	217,388
Stock options granted - Weighted average exercise price (in Canadian dollars per share)		39.46			63.39
Cash received from exercise of stock options (in U.S. dollars)	600,000			2,100,000			600,000	8,900,000
Stock options cancelled (in shares)	30,750	30,750					120,750	91,750
Stock options cancelled - weighted-average exercise price (in Canadian dollars per share)		60.37			66.87
Stock options cancelled - Weighted-average exercise price (in Canadian dollars per share)		60.56
Stock options expired (in shares)	32,500	32,500					481,650
Stock options expired - weighted-average exercise price (in Canadian dollars per share)		47.49
Stock options expired - Weighted average exercise price (in Canadian dollars per share)		39.18
Net income per share
Net income for the period	$ 43,272,000			$ 68,825,000			$ 121,820,000	$ 114,089,000
Weighted average number of common shares outstanding - basic	170,985,000	170,985,000		169,029,000	169,029,000		170,937,000	168,949,000
Add : Dilutive impact of employee stock options (in shares)				1,087,000	1,087,000			1,087,000
Dilutive impact of warrants (in shares)				2,266,000	2,266,000			2,530,000
Dilutive impact of shares related to RSU plan	294,000	294,000		66,000	66,000		211,000	66,000
Weighted average number of common shares outstanding - diluted	171,279,000	171,279,000		172,448,000	172,448,000		171,148,000	172,632,000
Net income per share - basic (in dollars per share)	$ 0.25			$ 0.41			$ 0.71	$ 0.68
Net income per share - diluted (in dollars per share)	$ 0.25			$ 0.4			$ 0.71	$ 0.66
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)				2,046,346	2,046,346			718,696

STOCK-BASED COMPENSATION (Details) (CAD)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Stock options activity
Options outstanding, beginning of year (in shares)			8,959,051
Granted (in shares)	23,000	19,000	3,251,000	2,593,785
Exercised (in shares)	(15,250)	(53,169)	(15,250)	(217,388)
Forfeited (in shares)	(30,750)		(120,750)	(91,750)
Expired (in shares)	(32,500)		(481,650)
Options outstanding, end of year (in shares)	11,592,401		11,592,401
Weighted Average Exercise Price
Granted, weighted average exercise price (in Canadian dollars per share)	36.98	76.46	36.98	76.46
Expired - weighted-average exercise price (in Canadian dollars per share)	47.49		47.49
Employee Stock Option Plan
Stock options activity
Options outstanding, beginning of year (in shares)			8,959,051
Granted (in shares)			3,251,000
Exercised (in shares)			(15,250)
Forfeited (in shares)			(120,750)
Expired (in shares)			(481,650)
Options outstanding, end of year (in shares)	11,592,401		11,592,401
Options exercisable at end of period (in shares)	7,209,989		7,209,989
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)			62.88
Granted, weighted average exercise price (in Canadian dollars per share)	36.98		36.98
Exercised, weighted average exercise price (in Canadian dollars per share)	37.05		37.05
Forfeited, weighted average exercise price (in Canadian dollars per share)			60.37
Expired - weighted-average exercise price (in Canadian dollars per share)	47.49		47.49
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)	56.32		56.32
Options exercisable at end of period (in Canadian dollars per share)	59.2		59.2

STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	6 Months Ended
	Jun. 30, 2012 Y	Jun. 30, 2011 Y
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.25%	1.96%
Expected life of options (in years)	2.8	2.5
Expected volatility of the Company's share price (as a percent)	37.50%	34.60%
Expected dividend yield (as a percent)	2.17%	0.88%

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Schedule of Available-for-sale Securities
Net proceeds on available-for-sale securities and other	$ 30,700,000	$ 500,000	$ 30,700,000	$ 9,300,000
Loss on sale of available-for-sale securities	6,700,000	400,000	6,700,000	4,800,000
Estimated fair value	76,525,000		76,525,000		145,411,000
Impairment loss on available-for-sale securities	11,581,000		11,581,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	31,005,000		31,005,000		127,344,000
Unrealized gains (losses) in accumulated other comprehensive loss	1,896,000		1,896,000		16,408,000
Estimated fair value	32,901,000		32,901,000		143,752,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	47,867,000		47,867,000		1,717,000
Unrealized gains (losses) in accumulated other comprehensive loss	(4,243,000)		(4,243,000)		(58,000)
Estimated fair value	43,624,000		43,624,000		1,659,000
Pre-impairment fair value of investments	43,600,000		43,600,000
Total unrealized loss on the pre-impairment of investments	$ 4,200,000		$ 4,200,000
Maximum duration of impairment for investments in available-for-sale securities (in months)			3

LONG-TERM DEBT (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Credit Facilities	Dec. 31, 2011 Credit Facilities	Aug. 04, 2011 Credit Facilities	Jun. 30, 2012 Guaranteed senior unsecured notes	Apr. 07, 2010 Guaranteed senior unsecured notes Y
Debt instrument
Outstanding notes								$ 600,000,000
Weighted average maturity term on guaranteed senior unsecured notes (in years)									9.84
Guaranteed senior unsecured notes, weighted average yield (as a percent)									6.59%
Amount available under credit facilities after amendment							1,200,000,000
Amount drawn down on the credit facility					230,000,000	320,000,000
Long-term debt interest costs	10,900,000	10,300,000	22,400,000	20,300,000
Interest expense capitalized to construction in progress	$ 300,000	$ 200,000	$ 500,000	$ 200,000

FINANCIAL INSTRUMENTS (Details)	3 Months Ended				6 Months Ended		3 Months Ended		6 Months Ended	7 Months Ended		3 Months Ended	4 Months Ended	7 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended			12 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended			6 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2012 Zinc USD ($)	Jul. 01, 2011 Zinc USD ($)	Jul. 01, 2011 Zinc USD ($)	Jul. 31, 2012 Zinc USD ($)	Dec. 31, 2011 Zinc usdperMT	Mar. 31, 2011 Silver USD ($)	Jul. 31, 2012 Silver USD ($)	Jul. 31, 2012 Silver USD ($)	Jun. 30, 2012 Heating oil USD ($)	Jun. 30, 2012 Heating oil USD ($)	Jun. 30, 2012 Heating oil Not designated as hedges USD ($)	Jun. 30, 2012 Call Options Written USD ($)	Jun. 30, 2011 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written Zinc MT usdperMT	Jun. 30, 2011 Foreign exchange forward contract USD ($)	Jun. 30, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Jun. 30, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Jun. 30, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Jun. 30, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Jun. 30, 2012 Foreign exchange forward contract Designated as hedges CAD	Jun. 30, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Mar. 31, 2011 Foreign exchange forward contract Not designated as hedges CAD	Jun. 30, 2012 Extendible foreign exchange flat forward USD ($)	Jun. 30, 2012 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Put options purchased Zinc MT usdperMT	Jun. 30, 2012 Expected 2012 diesel fuel exposure Heating oil gal item	Jun. 30, 2012 Expected 2013 diesel fuel exposure Heating oil gal item	Jun. 30, 2012 Interest rate lock derivative financial instruments USD ($)	Jun. 30, 2012 Interest rate lock derivative financial instruments USD ($)
Derivative
Amount of expenditures hedged																						$ 150,000,000		$ 150,000,000				$ 90,000,000
Amount of expenditures hedged, expiring each month																						25,000,000		25,000,000				10,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)																										1.01			0.99
Gain (Loss) on derivative financial instruments	879,000					879,000									46,000	46,000						500,000	900,000		900,000										(394,000)	(394,000)
Gain recognized in interim consolidated statement of income and comprehensive income	527,000				17,000					500,000			(1,300,000)	(3,400,000)										2,300,000			1,400,000
Call option premiums generated																		600,000	1,200,000
Zinc options																				20,000												20,000	9,500,000	500,000
Strike price for option (in dollars per metric tonne)																				2,500												2,200
Realized gain									100,000
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)																				2,000												2,000
Limit for participation, zinc prices set by zero-cost collar strategy (in dollars per metric tonne)											2,500
Unrealized mark-to-market gain (loss)								209,000	700,000								2,500,000													115,000	1,433,000
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange hedging activities
Accumulated other comprehensive income (loss), beginning of period		(7,106,000)			(7,106,000)																									2,360,000	(4,404,000)
Other comprehensive (loss) recognized																					2,082,000										(5,192,000)
Accumulated other comprehensive loss, end of period	(23,667,000)				(23,667,000)																									(2,653,000)	(2,653,000)
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option																		608,000	1,189,000
Unrealized mark-to-market gain (loss)								209,000	700,000								2,500,000													115,000	1,433,000
Loss on heating oil derivative financial instruments and other															(4,929,000)	(4,929,000)
Gain (loss) on derivative financial instruments	$ (4,321,000)	$ 895,000	$ 981,000	$ 1,351,000	$ (3,426,000)	$ 2,332,000	$ 476,000	$ 149,000	$ 149,000			$ (1,330,000)		$ (3,403,000)
Average price (in dollars per gallon)																																	2.97	2.45
Percentage of Meadowbank's expected exposure.																																	55.00%	3.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES
Guarantees provided in the form of letters of credit	$ 129.2

SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%				10.00%
Segment reporting Information
Goodwill	$ 229,279				$ 229,279		$ 229,279
Revenues from Mining Operations	459,561		433,691		932,495	845,759
Production Costs	219,906		212,754		434,941	411,321
Amortization of Property, Plant and Mine Development	66,310		59,235		130,863	121,164
Exploration and Corporate Development	34,286		17,289		57,394	34,267
Foreign currency translation loss (gain)	(11,009)		2,713		4,508	16,778
Segment Income (Loss)	150,068		141,700		304,789	262,229
Interest and sundry expense (income)	(23)		(224)		246	24
Impairment loss on available-for-sale securities	11,581				11,581
Gain on sale and write-down of available-for-sale securities	(6,731)		420		(6,731)	4,814
Gain (loss) on derivative financial instruments	(4,321)	895	981	1,351	(3,426)	2,332
General and administrative expenses	(32,015)		(24,122)		(65,943)	(59,274)
Provincial capital tax	(4,001)				(4,001)
Interest expense	(14,220)		(13,989)		(28,667)	(27,997)
Income before income and mining taxes	77,176		104,766		184,686	182,128
TOTAL ASSETS	5,067,550				5,067,550		5,034,262
Meliadine Mine Project
Segment reporting Information
Goodwill	200,100				200,100
La India Mine Project
Segment reporting Information
Goodwill	29,200				29,200
Canada
Segment reporting Information
Revenues from Mining Operations	283,851		298,143		577,410	575,714
Production Costs	155,572		148,231		309,416	287,391
Amortization of Property, Plant and Mine Development	48,799		45,870		95,904	92,971
Exploration and Corporate Development	12,250				23,963
Foreign currency translation loss (gain)	(6,946)		1,383		1,667	11,688
Segment Income (Loss)	74,176		102,659		146,460	183,664
TOTAL ASSETS	3,224,312				3,224,312		3,205,158
Europe
Segment reporting Information
Revenues from Mining Operations	55,004		44,895		130,083	101,226
Production Costs	23,515		26,192		49,545	54,692
Amortization of Property, Plant and Mine Development	7,056		5,509		14,451	12,777
Foreign currency translation loss (gain)	152		(76)		1,216	3,787
Segment Income (Loss)	24,281		13,270		64,871	29,970
TOTAL ASSETS	813,156				813,156		771,714
Latin America
Segment reporting Information
Revenues from Mining Operations	120,706		90,653		225,002	168,819
Production Costs	40,819		38,331		75,980	69,238
Amortization of Property, Plant and Mine Development	10,455		7,856		20,508	15,416
Foreign currency translation loss (gain)	(3,953)		772		1,791	669
Segment Income (Loss)	73,385		43,694		126,723	83,496
TOTAL ASSETS	984,590				984,590		1,020,078
Exploration
Segment reporting Information
Exploration and Corporate Development	22,036		17,289		33,431	34,267
Foreign currency translation loss (gain)	(262)		634		(166)	634
Segment Income (Loss)	(21,774)		(17,923)		(33,265)	(34,901)
TOTAL ASSETS	45,492				45,492		37,312
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry expense (income)	(23)		(224)		246	24
Impairment loss on available-for-sale securities	11,581				11,581
Gain on sale and write-down of available-for-sale securities	(6,731)		420		(6,731)	4,814
Gain (loss) on derivative financial instruments	(4,321)		981		(3,426)	2,332
General and administrative expenses	(32,015)		(24,122)		(65,943)	(59,274)
Provincial capital tax	(4,001)				(4,001)
Interest expense	(14,220)		(13,989)		(28,667)	(27,997)
Income before income and mining taxes	$ 77,176		$ 104,766		$ 184,686	$ 182,128

ENVIRONMENTAL REMEDIATION LIABILITY (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
ENVIRONMENTAL REMEDIATION LIABILITY
Environmental remediation	$ 6,059,000	$ 12,291,000
Environmental remediation liability, current	$ 33,000,000	$ 33,000,000

ACQUISITIONS (Details) (Grayd, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Jan. 23, 2012	Nov. 18, 2011
Grayd
Business acquisition details
Percentage of outstanding shares acquired		94.77%
Total purchase price	$ 11.8	$ 222.1
Cash payable to total consideration	9.3	166
Shares issued for acquisition of mining property	68,941	1,250,477
Goodwill recognized from business combination		29.2
Newly issued Agnico-Eagle shares value	$ 2.4

GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	$ 6.9
Costs related to disposal of property	7.4
Insurance receivable	11.2	11.2	6.5	8.8
Loss due to fire recognized in the General and Administrative		3.1
Insurance proceeds received			$ 2.3	$ 2.4

SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended	1 Months Ended
	Jun. 30, 2012	Jul. 31, 2012 Dividend declared	Jul. 24, 2012 Private placement of guaranteed senior unsecured notes Guaranteed senior unsecured notes due in 2022 and 2024 Y	Jul. 24, 2012 Private placement of guaranteed senior unsecured notes Credit Facilities
Subsequent event disclosures
Maximum borrowing capacity of line of credit				$ 1,200,000,000
Guaranteed senior unsecured notes			$ 200,000,000
Weighted average maturity (in years)			11
Weighted average yield (as a percentage)			4.95%
Dividends declared (in dollars per share)	$ 0.4	$ 0.2

SECURITIES CLASS ACTION LAWSUITS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended			6 Months Ended
	Apr. 30, 2012 item	Mar. 31, 2012 item	Nov. 30, 2011 lawsuit	Jun. 30, 2012
SECURITIES CLASS ACTION LAWSUITS
Number of putative class actions against entity (in lawsuits)			2
Damages sought by plaintiffs (in dollars)				$ 250
Number of directors issued with notice of legal action during the period	2	2
Number of directors issued with notice of motion for leave to Institute Class Action and for Appointment of Representative Plaintiff		2